Document and Entity Information Document	Jul. 01, 2022
Document Information [Line Items]
Document Type	8-K
Document Period End Date	Jul. 01, 2022
Entity File Number	001-01839
Entity Registrant Name	COMMONWEALTH EDISON COMPANY
Entity Tax Identification Number	36-0938600
Entity Incorporation, State or Country Code	IL
Entity Address, Address Line One	10 South Dearborn Street
Entity Address, City or Town	Chicago
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60603-2300
City Area Code	(312)
Local Phone Number	394-4321
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Central Index Key	0000022606
Amendment Flag	false
Entity Emerging Growth Company	false